Income Taxes - Schedule of Effective Income Tax Reconciliation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income before income taxes	$ 46.8	$ 36.2	$ 29.9
U.S. statutory tax rate	35.00%	35.00%	35.00%
Taxes at the U.S. statutory rate	$ 16.4	$ 12.7	$ 10.5
Tax effected differences
State and local taxes, net of federal benefit	1.9	1.5	1.3
Excess tax deductions on share-based payments	(1.0)
Change in valuation allowance			(0.1)
Change in tax rates	(52.1)	(0.4)	(1.7)
Change in uncertain tax positions	(0.4)
Other, net	0.2	0.2	0.3
Total (benefit from) provision for income taxes	$ (35.0)	$ 14.0	$ 10.3